Equity	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 100,000,000 shares of its $0.001 par value common stock and 10,000,000 shares of its $0.001 par value preferred stock. The Company did not authorize terms and rights of preferred shares as of March 31, 2011.

Common Stock

On September 7, 2010, the Company issued 200,000 shares of its $0.001 par value common stock at a price of $0.001 per share for cash of $200. This investment represented initial capitalization and the shares issued are to be considered Founder’s shares.

On September 21, 2010, the Company issued an officer and director of the Company 24,000,000 shares of its $0.001 par value common stock at a price of $0.001 per share for cash of $24,000. This investment represented initial capitalization and the shares issued are to be considered Founder’s shares.

On September 22, 2010, the Company issued 8,000,000 shares of its $0.001 par value common stock at a price of $0.001 per share for cash of $8,000. This investment represented initial capitalization and the shares issued are to be considered Founder’s shares.

On October 1, 2010, the Company issued 1,200,000 shares of its $0.001 par value common stock at a price of $0.001 per share in exchange for 100% of SquareRoot, Inc. valued at $1,200. Prior to the acquisition, SquareRoot was a development stage company that was formed to design, manufacture and distribute water sporting goods. The entity was acquired from Mr. Brandon Lane. The Company acquired $200 in assets and $1,000 in liabilities from SquareRoot, Inc. The acquisition resulted in the recognition of goodwill for $2,000. Management believes the acquisition currently has no goodwill and thus an impairment of $2,000 was recognized.

On December 1, 2010, the Company issued 50,000 shares of its common stock toward legal fees at a value of $0.10 per share. The shares were valued with the fair value of the services rendered.

During the period from Inception (July 28, 2010) to March 31, 2011, there have been no other issuances of common stock.

NOTE 6 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 100,000,000 shares of its $0.001 par value common stock and 10,000,000 shares of its $0.001 par value preferred stock. The Company did not authorize terms and rights of preferred shares as of September 30, 2011.

Common Stock

On September 7, 2010, the Company issued 200,000 founders’ shares of its $0.001 par value common stock at a price of $0.001 per share for cash of $200. This transaction is the initial capitalization of the Company and the shares are considered founder shares.

On September 21, 2010, the Company issued an officer and director of the Company 24,000,000 founders’ shares of its $0.001 par value common stock at a price of $0.001 per share for cash of $24,000. This transaction is the initial capitalization of the Company and the shares are considered founder shares.

On September 22, 2010, the Company issued 8,000,000 founders’ shares of its $0.001 par value common stock at a price of $0.001 per share for cash of $8,000. This transaction is the initial capitalization of the Company and the shares are considered founder shares.

On October 1, 2010, the Company issued 1,200,000 shares of its $0.001 par value common stock at a price of $0.001 per share in exchange for 100% of SquareRoot, Inc. valued at $1,200.

On December 1, 2010, the Company issued 50,000 shares of its common stock toward legal fees at a value of $0.10 per share. The shares were valued with the fair value of the services rendered.

On May 15, 2011, the Company issued 800 shares of its common stock at a price of $0.25 per share for cash of $200.

On June 28, 2011, the Company issued 176,000 shares of its common stock at a price of $0.25 per share for cash of $44,000. The Company had direct offering costs totaling $3,480 which were netted against the offering proceeds.

During the six months ended September 30, 2011, there have been no other issuances of common stock.